FAIR VALUE MEASUREMENTS - Changes in the earn-out, Level 3 (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Payment of Earn-out liability		$ (2,470)
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 7,075	5,900
Earn-out liability			$ 5,900
Business combinations		4,115
Payment of Earn-out liability		(2,470)
Revaluations included in earnings	469	(470)
Balance at the end of the period	$ 7,544	$ 7,075